Write-off of deferred stripping asset (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Write-off of deferred stripping asset	$ 0	$ 7,123